Fair Value of Derivative Instruments in Consolidated Balance Sheet (Detail) (Foreign Exchange Contract, JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 8	¥ 44
Derivative assets not designated as Hedging Instrument	257	210
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	1,597	2,267
Derivatives liabilities not designated as hedging instruments	¥ 9,570	¥ 12,678